Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377
Aware Ultra-Short Duration Enhanced Income ETF
(AWTM)
Listed on NYSE Arca, Inc.
February 3, 2021
Supplement to the
Prospectus, Statement of Additional Information (“SAI”), and Summary Prospectus
each dated March 31, 2020, as previously supplemented

Effective January 28, 2021, National Investment Services of America, LLC (“NISA”), serves as an investment sub-adviser to the Aware Ultra-Short Duration Enhanced Income ETF (the “Fund”), a series of Tidal ETF Trust (the “Trust”), and will be responsible for the day-to-day management of the Fund. The Fund’s investment adviser, Toroso Investments, LLC (the “Adviser”), and NISA entered into a sub-advisory agreement effective as January 28, 2021. The Board of Trustees of the Trust approved the sub-advisory agreement between the Adviser and NISA at a meeting of the Board held on January 21, 2021 in accordance with an exemptive order granted to the Trust and the Adviser by the U.S. Securities and Exchange Commission effective as of June 23, 2019.
The disclosure under “Principal Investment Strategies” in the Fund’s Prospectus and Summary Prospectus is supplemented with the following:
The Fund’s sub-adviser, National Investment Services of America, LLC (“NISA” or the “Sub-Adviser”), has broad discretion to determine the most favorable strategies and investment opportunities for the Fund, as well as the instruments and investment techniques used by the Fund to achieve its investment objective. The Sub-Adviser determines which instruments to purchase, hold, or sell based on a variety of factors, including expectations regarding an instrument or group of instruments’ risk and correlation, as well as market conditions and economic metrics, such as interest rates and inflation. The Sub-Adviser seeks to buy instruments that it believes will best help the Fund achieve its objective and seeks to sell instruments whose outlook has changed or to redeploy assets in more attractive investment opportunities. If a credit rating agency changes the rating of a portfolio security held by the Fund, the Fund may retain the security if the Sub-Adviser deems it is in the best interest of shareholders.
The disclosure under “Management” in the Prospectus and Summary Prospectus is supplemented with the following:
Management:
Investment Adviser: Toroso Investments, LLC
Investment Sub-Adviser: National Investment Services of America, LLC
Portfolio Managers: Michael Venuto, Chief Investment Officer for the Adviser, and Charles A. Ragauss, CFA, Portfolio Manager for the Adviser, have each been a portfolio manager of the Fund since December 2020. The following individuals at the Sub-Adviser are jointly and primarily responsible for the day-to-day management of the Fund and have acted in this capacity since January 2021:
Jason C. Berrie, CFA, Chief Investment Officer at the Sub-Adviser
Kent J. White, CFA, Senior Adviser at the Sub-Adviser
Mark R. Anderson, CFA, Chief Strategy Officer at the Sub-Adviser
Jeffrey F. Parker, Lead Portfolio Manager, Preferred Stock at the Sub-Adviser
James S. Kaplan, CFA, Lead Portfolio Manager, Structured Products at the Sub-Adviser
Barbara A. Schalla, CFA, Portfolio Manager, Corporate Bonds at the Sub-Adviser
Lesly M. Barnes, Portfolio Manager, Structured Products and Treasury at the Sub-Adviser

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377
Vincent S. Russo, CFA, Portfolio Manager, Corporate Bonds at the Sub-Adviser
Stefan T. Martin, Portfolio Manager, Structured Products at the Sub-Adviser
Michael D. Fohr, CFA, CPA, JD, MBA, Co-Portfolio Manager, High Yield at the Sub-Adviser
Thomas M Price, Co-Portfolio Manager, High Yield at the Sub-Adviser
Stephen J. Smitley, Portfolio Manager, Municipal Bonds and Structured Products at the Sub-Adviser
The disclosure under “Management” in the Prospectus is supplemented with the following:
Investment Adviser
The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.
Investment Sub-Adviser
National Investment Services of America, LLC, 777 East Wisconsin Avenue, Suite 2350, Milwaukee, Wisconsin 53202, serves as investment sub-adviser to the Fund pursuant to a sub-advisory agreement between NISA and the Adviser (the “Sub-Advisory Agreement”).
NISA is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. NISA is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions. For its services, NISA is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.21% of the Fund’s average daily net assets. NISA has agreed to assume the Adviser’s obligation to pay all expenses incurred by the Fund, except for the sub-advisory fee payable to NISA and Excluded Expenses. Such expenses incurred by the Fund and paid by NISA include fees charged by Tidal ETF Services, LLC, the Fund’s administrator and an affiliate of the Adviser. See the section of the SAI titled “Administrator” for additional information about the Fund’s administrator.
A discussion regarding the basis for the Board’s approval of the Fund’s Sub-Advisory Agreement will be available in the Fund’s Semi-Annual Report to Shareholders for the period ending May 31, 2021.
The disclosure under “Management - Portfolio Managers” in the Prospectus is supplemented with the following:
Portfolio Managers
The following individuals at the Adviser have served as portfolio managers of the Fund since December 2020.
Michael Venuto, Chief Investment Officer of the Adviser
Mr. Venuto is a co-founder and has been the Chief Investment Officer of the Adviser since 2012. Mr. Venuto is an ETF industry veteran with over a decade of experience in the design and implementation of ETF-based investment strategies. Previously, he was Head of Investments at Global X Funds where he provided portfolio optimization services to institutional clients. Before that, he was Senior Vice President at Horizon Kinetics where his responsibilities included new business development, investment strategy and client and strategic initiatives.
Charles A. Ragauss, CFA, Portfolio Manager of the Adviser
Mr. Ragauss serves as Portfolio Manager at the Adviser, having joined the Adviser in September 2020. Through the Adviser, Mr. Ragauss also provides support services to CSat Investment Advisory, L.P., doing business as Exponential ETFs (“Exponential”). Mr. Ragauss previously served as Chief Operating Officer and in other roles at Exponential from April 2016 to September 2020. Previously, Mr. Ragauss was Assistant Vice President at Huntington National Bank (“Huntington”), where he was Product Manager for the Huntington Funds and Huntington Strategy Shares ETFs, a combined fund complex of almost $4 billion in assets under management. At Huntington, he led ETF development bringing to market some of the first actively managed ETFs. Mr. Ragauss joined Huntington in 2010. Mr. Ragauss attended Grand Valley State University where he received his Bachelor of Business Administration in Finance and International Business, as well as a minor in

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377
French. He is a member of both the National and West Michigan CFA societies and holds the CFA designation.
The following individuals at the Sub-Adviser are jointly and primarily responsible for the day-to-day management of the Fund and have acted in this capacity since January 2021.
Jason C. Berrie, CFA, Chief Investment Officer at the Sub-Adviser
Mr. Berrie, an owner of the Sub-Adviser, has been with the Sub-Adviser since 2003 and is Chief Investment Officer. Mr. Berrie has over 25 years of investment experience and is responsible, in conjunction with Mr. Kent White, for developing investment strategies and overseeing final portfolio decisions at the Sub-Adviser. Mr. Berrie holds a B.B.A in business administration from the University of Iowa and is a CFA charterholder.
Kent J. White, CFA, Senior Adviser at the Sub-Adviser
Mr. White, an owner of the Sub-Adviser, has been with the Sub-Adviser since 1994 and is Senior Adviser. Mr. White has over 30 years of investment experience and is responsible, in conjunction with Mr. Jason Berrie, for developing investment strategies and overseeing final portfolio decisions at the Sub-Adviser. Mr. White holds a B.S. in pharmacy from the University of Kansas and an M.B.A. in finance from Duke University and is a CFA charterholder.
Mark R. Anderson, CFA, Chief Strategy Officer at the Sub-Adviser
Mr. Anderson, an owner of the Sub-Adviser, has been with the Sub-Adviser since 2000. Mr. Anderson has over 25 years of investment experience and is responsible for the Sub-Adviser’s economic and market outlooks. Mr. Anderson holds a B.S. in business administration from the University of Wisconsin - Stevens Point and is a CFA charterholder.
Jeffrey F. Parker, Lead Portfolio Manager, Preferred Stock at the Sub-Adviser
Mr. Parker, an owner of the Sub-Adviser, has been with the Sub-Adviser since 2000. Mr. Parker has over 25 years of investment experience and is responsible for preferred stock management at the Sub-Adviser. Mr. Parker holds a B.B.A. in finance from the University of Wisconsin - Milwaukee.
James S. Kaplan, CFA, Lead Portfolio Manager, Structured Products at the Sub-Adviser
Mr. Kaplan, an owner of the Sub-Adviser, has been with the Sub-Adviser since 2009. Mr. Kaplan has over 35 years of investment experience and is responsible for management for all mortgage products at the Sub-Adviser. Mr. Kaplan holds a B.A. in economics and political science from Washington and Lee University and is a CFA charterholder.
Barbara A. Schalla, CFA, Portfolio Manager, Corporate Bonds at the Sub-Adviser
Ms. Schalla, an owner of the Sub-Adviser, has been with the Sub-Adviser since 1993 and has over 30 years of investment experience. Ms. Schalla is responsible for co-managing the corporate bond portfolio and oversees investment policy guidelines at the Sub-Adviser. Ms. Schalla holds a B.B.A. in finance from the University of Wisconsin - Milwaukee and is a CFA charterholder.
Lesly M. Barnes, Portfolio Manager, Structured Products and Treasury at the Sub-Adviser
Ms. Barnes has been with the Sub-Adviser since 2007 and has over 15 years of investment experience. Ms. Barnes is responsible for credit research and structure and collateral analysis at the Sub-Adviser. Ms. Barnes holds a degree from Miami University-Oxford.
Vincent S. Russo, CFA, Portfolio Manager, Corporate Bonds at the Sub-Adviser
Mr. Russo has been with the Sub-Adviser since 2014 and has over 20 years of investment experience. Mr. Russo is responsible for sector allocations and credit research in the industrial sector. at the Sub-Adviser. Mr. Russo holds a B.B.A. in finance and an M.B.A. from the University of Wisconsin - Whitewater and is a CFA charterholder.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377
Stefan T. Martin, Portfolio Manager, Structured Products at the Sub-Adviser
Mr. Martin has been with the Sub-Adviser since 2017 and has over 20 years of investment experience. Prior to joining the Sub-Adviser, Mr. Martin was at Aberdeen Asset Management. Mr. Martin is responsible for credit research, structure and collateral analysis in the CMBS sector at the Sub-Adviser. Mr. Martin holds a B.A. in biology from Goshen College and an M.B.A. in finance from Villanova University.
Michael D. Fohr, CFA, CPA, JD, MBA, Co-Portfolio Manager, High Yield at the Sub-Adviser
Mr. Fohr has been with the Sub-Adviser since 2016 where he is responsible for research coverage in the services, capital goods, consumer goods, and retail sectors. Mr. Fohr holds a B.B.A. in accounting, an M.S. in taxation from the University of Wisconsin - Milwaukee. He also holds an M.B.A. in applied security analysis and J.D. from the University of Wisconsin - Madison. Mr. Fohr is a CFA charterholder and certified public accountant.
Thomas M. Price, Co-Portfolio Manager, High Yield at the Sub-Adviser
Mr. Price has been with the Sub-Adviser since 2020 and has over 25 years of investment experience. Prior to joining the Sub-Adviser, Mr. Price held multiple roles at Wells Fargo Asset Management from 2005 to 2020. Mr. Price holds a B.A. in business administration from the University of Michigan and an M.B.A. in finance from the Kellogg Graduate School of Management at Northwestern University.
Stephen J. Smitley, Portfolio Manager, Municipal Bonds and Structured Product at the Sub-Adviser
Mr. Smitley joined the Sub-Adviser in 2021 and has over 20 years of investment experience. Prior to joining the Sub-Adviser, Mr. Smitley was lead Portfolio Manager Structured Products at Aware Asset Management and held various roles in the Structured Products sector at Carval Investors, Black River Asset Management and GMAC-RFC. Mr. Smitley has a B.S. Finance from California State University - Northridge and an M.S.B.A. from the University of Notre Dame Mendoza College of Business.
Disclosure in the SAI is supplemented with the following section:
INVESTMENT SUB-ADVISER
The Adviser has retained National Investment Services of America, LLC, 777 East Wisconsin Avenue, Suite 2350, Milwaukee, Wisconsin 53202, to serve as the investment sub-adviser to the Fund pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and the Sub-Adviser. The Sub-Adviser is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. The Sub-Adviser is controlled by Resolute Investment Managers, Inc., a diversified, multi-affiliate asset management platform that partners with affiliated and independent investment managers. As of December 31, 2020, the Sub-Adviser had approximately $9.4 billion in assets under management. For its services, the Sub-Adviser is paid a fee by the Adviser, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund of 0.21%.
The Sub-Advisory Agreement with respect to the Fund will continue in force for an initial period of two years. Thereafter, the Sub-Advisory Agreement will be renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding Shares. The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time, without penalty, by the Board, including a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of the Fund, on 60 days’ written notice to the Adviser and the Sub-Adviser, or by the Adviser or Sub-Adviser on 60 days’ written notice to the Trust and the other party. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Filed pursuant to Rule 497(e)
Registration Nos. 333-227298; 811-23377
The Portfolio Managers section of the SAI is supplemented with the following:
PORTFOLIO MANAGERS
The following individuals at the Adviser have served as portfolio managers of the Fund since December 2020: Michael Venuto, Chief Investment Officer, and Charles A. Ragauss, CFA, Porfolio Manager. The following individuals at the Sub-Adviser are jointly and primarily responsible for the day-to-day management of the Fund and have acted in this capacity since January 2021: Jason C. Berrie, CFA, Chief Investment Officer, Kent J. White, CFA, Senior Adviser, Mark R. Anderson, CFA, Chief Strategy Officer, Jeffrey F. Parker, Lead Portfolio Manager, Preferred Stock, James S. Kaplan, CFA, Lead Portfolio Manager, Structured Products, Barbara A. Schalla, CFA, Portfolio Manager, Corporate Bonds, Lesly M. Barnes, Portfolio Manager, Structured Products and Treasury, Vincent S. Russo, CFA, Portfolio Manager, Corporate Bonds, Stefan T. Martin, Portfolio Manager, Structured Products, Michael D. Fohr, CFA, CPA, JD, MBA, Co-Portfolio Manager, High Yield, Thomas M. Price, Co-Portfolio Manager, High Yield and Stephen J. Smitley, Portfolio Manager, Municipal Bonds and Structured Products.
Other Accounts. In addition to the Fund, the portfolio managers at the Sub-Adviser managed the following other accounts as of December 31, 2020:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts	Total Number of Accounts Subject to a Performance-Based Fee	Total Assets of Accounts Subject to a Performance-Based Fee
Registered Investment Companies	1	$5M	0	0
Other Pooled Investment Vehicles	11	$4,543M	4	$244M
Other Accounts	360	$4,866M	0	0
Compensation
The compensation for each of the portfolio managers at the Sub-Adviser includes a fixed salary and discretionary bonus based on the financial performance and profitability of the Sub-Adviser and not based on the performance of the Fund.
Share Ownership
The Fund is required to show the dollar range of each portfolio manager’s “beneficial ownership” of Shares as of the end of the most recently completed fiscal year. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. As of the date of this supplement, with the exception of Mr. Smitley, no Shares were owned by the portfolio managers. Mr. Smitley owned Shares in the amount of $1-$10,000.
Conflicts of Interest
Description of Material Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have similar investment objectives or strategies as the Fund. A potential conflict of interest may arise as a result, whereby a portfolio manager could favor one account over another. Another potential conflict could include a portfolio manager’s knowledge about the size, timing, and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund. However, the Adviser and the Sub-Adviser have each established policies and procedures to ensure that the purchase and sale of securities among all accounts the firms manage are fairly and equitably allocated.
Please retain this Supplement with your Prospectus, SAI, and Summary Prospectus for future reference.